PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	$ 2,879.5
Depreciation	542.4	$ 586.8	$ 558.1
Balance at the end of period	2,761.6	2,879.5
Increase in depreciation	24.0
Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	8,410.6	8,388.7
Additions	407.2	429.2
Net change in additions financed with non-cash balances	(13.3)	(63.2)
Decommissioning obligation	37.1
Retirement, disposals and other	287.8	344.1
Balance at the end of period	8,553.8	8,410.6	8,388.7
Accumulated depreciation and impairment losses
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(5,531.1)	(5,288.6)
Depreciation	542.4	586.8
Retirement, disposals and other	(281.3)	(344.3)
Balance at the end of period	(5,792.2)	(5,531.1)	(5,288.6)
Land, buildings and leasehold improvements
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	148.0
Balance at the end of period	138.8	148.0
Land, buildings and leasehold improvements | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	242.0	232.4
Additions	5.9	8.5
Net change in additions financed with non-cash balances		(0.1)
Reclassification	(8.4)
Retirement, disposals and other	5.7	(1.2)
Balance at the end of period	233.8	242.0	232.4
Land, buildings and leasehold improvements | Accumulated depreciation and impairment losses
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(94.0)	(86.9)
Depreciation	6.9	7.1
Retirement, disposals and other	(5.9)
Balance at the end of period	(95.0)	(94.0)	(86.9)
Furniture and equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	282.2
Balance at the end of period	232.8	282.2
Furniture and equipment | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	1,563.1	1,681.1
Additions	49.0	56.6
Net change in additions financed with non-cash balances	(0.4)	1.5
Reclassification	8.0	(59.6)
Retirement, disposals and other	236.7	116.5
Balance at the end of period	1,383.0	1,563.1	1,681.1
Furniture and equipment | Accumulated depreciation and impairment losses
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(1,280.9)	(1,269.7)
Depreciation	99.4	124.9
Retirement, disposals and other	(230.1)	(113.7)
Balance at the end of period	(1,150.2)	(1,280.9)	(1,269.7)
Telecommunication networks
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	2,362.2
Balance at the end of period	2,294.2	2,362.2
Telecommunication networks | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	6,518.4	6,389.4
Additions	178.6	230.3
Net change in additions financed with non-cash balances	(1.1)	(57.1)
Decommissioning obligation	37.1
Reclassification	153.6	184.6
Retirement, disposals and other	45.4	228.8
Balance at the end of period	6,841.2	6,518.4	6,389.4
Telecommunication networks | Accumulated depreciation and impairment losses
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(4,156.2)	(3,932.0)
Depreciation	436.1	454.8
Retirement, disposals and other	(45.3)	(230.6)
Balance at the end of period	(4,547.0)	(4,156.2)	(3,932.0)
Projects under development.
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	87.1
Balance at the end of period	95.8	87.1
Projects under development. | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	87.1	85.8
Additions	173.7	133.8
Net change in additions financed with non-cash balances	(11.8)	(7.5)
Reclassification	(153.2)	(125.0)
Balance at the end of period	$ 95.8	$ 87.1	$ 85.8